                             [NATIONWIDE (R) LOGO]

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-5

                                  ANNUAL REPORT
                                       TO

                                 CONTRACT OWNERS
                                DECEMBER 31, 1999

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-2750-L (12/99)

                               [NATIONWIDE LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY

       ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                [PHOTO]

                          PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide Variable Account-5.

During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 10, 2000

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999

ASSETS:

   Investments at market value:

      American Century VP - American Century VP Advantage (ACVPAdv)
         71,218 shares (cost $451,187) ........................................................   $  512,768

      American Century VP - American Century VP Balanced (ACVPBal)
         287 shares (cost $2,156) .............................................................        2,239

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         95,214 shares (cost $939,600) ........................................................    1,412,983

      Dreyfus Stock Index Fund (DryStkIx)
         81,856 shares (cost $2,116,651) ......................................................    3,147,374

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         182,511 shares (cost $3,842,487) .....................................................    4,692,368

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         58,602 shares (cost $653,925) ........................................................      632,312

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         517,194 shares (cost $517,194) .......................................................      517,194

      Nationwide SAT - Total Return Fund (NSATTotRe)
         143,471 shares (cost $2,057,067) .....................................................    2,698,692

      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         50,684 shares (cost $802,204) ........................................................    1,058,902
                                                                                                ------------
            Total investments .................................................................   14,674,832

   Accounts receivable ........................................................................        -
                                                                                                ------------
            Total assets ......................................................................   14,674,832

Accounts payable ..............................................................................          556
                                                                                                ------------
Contract owners' equity ....................................................................... $ 14,674,276
                                                                                                ============




Contract owners' equity represented by:
                                                                                                             Annual
                                                            Units          Unit Value                       Return(b)
                                                           --------         ---------                       ---------
   Contracts in accumulation phase:
      American Century VP - American Century
      VP Advantage:
         Tax qualified ...................................  17,347         $ 20.506237  $     355,722            13%
         Non-tax qualified ...............................   7,659           20.506237        157,057            13%

      American Century VP - American Century
      VP Balanced:
         Tax qualified ...................................     212           10.579044          2,243             6%(a)

      American Century VP - American Century
      VP Capital Appreciation:
         Tax qualified ...................................  53,128           23.256156      1,235,553            62%
         Non-tax qualified ...............................   6,988           23.256156        162,514            62%

      Dreyfus Stock Index Fund:
         Tax qualified ...................................  79,884           33.009632      2,636,941            19%
         Non-tax qualified ...............................  15,464           33.009632        510,461            19%

      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ................................... 169,372           23.766053      4,205,304             5%
         Non-tax qualified ...............................  27,282           23.766053        648,385             5%

      Nationwide SAT - Government Bond Fund:
         Tax qualified ...................................   8,195           33.746688        276,554            (4)%
         Non-tax qualified ...............................   9,730           33.759140        328,476            (4)%

      Nationwide SAT - Money Market Fund:
         Tax qualified ...................................  22,769           22.709765        517,079             3%

      Nationwide SAT - Total Return Fund:
         Tax qualified ...................................  22,633           97.698445      2,211,209             6%
         Non-tax qualified ...............................   5,137           94.888344        487,441             6%

      Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified ...................................  35,005           26.782503        937,522            32%
         Non-tax qualified ...............................   2,866           26.782503         76,759            32%
                                                           =======           =========

   Reserves for annuity contracts in payout phase:
         Tax qualified ...................................                                    105,056
                                                                                         ------------
                                                                                         $ 14,674,276
                                                                                         ============



(a)  Non-annualized. The return was computed for the period 5/03/99 (effective date) through 12/31/99 for American
     Century VP - Balanced.

(b)  The annual return does not include contract charges satisfied by surrendering units.




See accompanying notes to financial statements.

================================================================================

--------------------------------------------------------------------------------
NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                    Total                          ACVPAdv
                                                      ----------------------------    ----------------------------
                                                             1999          1998            1999              1998
                                                      ------------    ------------    ------------    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    213,128         219,580          12,293           6,119
  Mortality, expense and administration
     charges (note 2) .............................       (186,943)       (172,028)         (5,799)         (4,598)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................         26,185          47,552           6,494           1,521
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold ...........      2,637,641       4,131,708          68,477          68,074
  Cost of mutual fund shares sold .................     (1,955,893)     (3,006,319)        (58,993)        (56,566)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........        681,748       1,125,389           9,484          11,508
  Change in unrealized gain (loss) on investments .        709,898        (208,311)         14,582          14,708
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............      1,391,646         917,078          24,066          26,216
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................        347,641         598,022          29,181          23,023
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      1,765,472       1,562,652          59,741          50,760
                                                      ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      1,404,429       2,329,647          91,976         136,672
  Transfers between funds .........................           --              --            (8,899)            538
  Redemptions .....................................     (2,208,252)     (3,855,109)        (38,641)        (69,667)
  Annuity benefits ................................        (11,465)         (9,159)           --              --
  Annual contract maintenance charge (note 2) .....        (15,676)        (22,396)           (416)           (600)
  Contingent deferred sales charges (note 2) ......        (27,158)       (131,035)           (552)         (2,451)
  Adjustments to maintain reserves ................           (328)         (6,221)              1               1
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................       (858,450)     (1,694,273)         43,469          64,493
                                                      ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        907,022        (131,621)        103,210         115,253
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     13,767,254      13,898,875         409,569         294,316
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 14,674,276      13,767,254         512,779         409,569
                                                      ============    ============    ============    ============

                                                                  ACVPBal                    ACVPCapAp
                                                         ------------------------  ----------------------------
                                                            1999          1998          1999            1998
                                                         ------------   ---------  ------------    ------------

Investment activity:
  Reinvested dividends ............................              --            -           --              --
  Mortality, expense and administration
     charges (note 2) .............................      $         (4)         -        (13,846)        (13,975)
                                                         ------------   ---------  ------------    ------------
     Net investment activity ......................                (4)         -        (13,846)        (13,975)
                                                         ------------   ---------  ------------    ------------

  Proceeds from mutual fund shares sold ...........                24          -        292,604         518,089
  Cost of mutual fund shares sold .................               (24)         -       (334,532)       (531,098)
                                                         ------------   ---------  ------------    ------------
     Realized gain (loss) on investments ..........              --            -        (41,928)        (13,009)
  Change in unrealized gain (loss) on investments .                83          -        611,355         (67,167)
                                                         ------------   ---------  ------------    ------------
     Net gain (loss) on investments ...............                83          -        569,427         (80,176)
                                                         ------------   ---------  ------------    ------------
  Reinvested capital gains ........................              --            -           --            56,753
                                                         ------------   ---------  ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........                79          -        555,581         (37,398)
                                                         ------------   ---------  ------------    ------------

Equity transactions:
  Purchase payments received from
     contract owners ..............................               737           -        129,460         253,289
  Transfers between funds .........................               882           -        (33,162)       (114,102)
  Redemptions .....................................              --             -       (251,195)       (417,964)
  Annuity benefits ................................              --             -         (1,298)         (1,058)
  Annual contract maintenance charge (note 2) .....              --             -         (1,408)         (2,526)
  Contingent deferred sales charges (note 2) ......              --             -         (3,571)        (15,843)
  Adjustments to maintain reserves ................               545           -             (2)           (555)
                                                         ------------   ---------  ------------    ------------
       Net equity transactions ....................             2,164           -       (161,176)       (298,759)
                                                         ------------   ---------  ------------    ------------

Net change in contract owners'equity ..............             2,243           -        394,405        (336,157)
Contract owners'equity beginning of period ........              --             -      1,018,635       1,354,792
                                                         ------------   ---------  ------------    ------------
Contract owners'equity end of period ..............      $      2,243           -      1,413,040       1,018,635
                                                         ============   =========   ============    ============

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                DryStkIx                   FidVIPEI
                                                      --------------------------    --------------------------
                                                          1999              1998         1999        1998
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    30,718         27,074         74,877         73,941
  Mortality, expense and administration
     charges (note 2) .............................       (37,005)       (26,891)       (66,212)       (64,856)
                                                      -----------    -----------    -----------    -----------
     Net investment activity ......................        (6,287)           183          8,665          9,085
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........       356,577        566,985        922,368      1,268,034
  Cost of mutual fund shares sold .................      (161,811)      (267,005)      (556,277)      (804,324)
                                                      -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........       194,766        299,980        366,091        463,710
  Change in unrealized gain (loss) on investments .       286,267        192,116       (290,369)      (257,509)
                                                      -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............       481,033        492,096         75,722        206,201
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ........................        26,994          4,857        165,518        263,143
                                                      -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       501,740        497,136        249,905        478,429
                                                      -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       343,219        477,597        366,209        651,632
  Transfers between funds .........................       207,012         42,698       (142,675)        74,158
  Redemptions .....................................      (334,518)      (551,257)      (803,279)    (1,329,276)
  Annuity benefits ................................          --             --           (2,387)        (1,854)
  Annual contract maintenance charge (note 2) .....        (2,467)        (3,142)        (5,734)        (7,937)
  Contingent deferred sales charges (note 2) ......        (4,202)       (19,840)        (9,339)       (43,220)
  Adjustments to maintain reserves ................          (531)            46            (43)        (1,217)
                                                      -----------    -----------    -----------    -----------
       Net equity transactions ....................       208,513        (53,898)      (597,248)      (657,714)
                                                      -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       710,253        443,238       (347,343)      (179,285)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     2,437,149      1,993,911      5,039,709      5,218,994
                                                      -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 3,147,402      2,437,149      4,692,366      5,039,709
                                                      ===========    ===========    ===========    ===========

                                                                   NSATGvtBd                        NSATMyMkt
                                                         --------------------------    --------------------------
                                                             1999          1998            1999           1998
                                                         -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      $    35,380         39,279         25,637         26,666
  Mortality, expense and administration
     charges (note 2) .............................           (8,793)        (9,728)        (7,082)        (6,786)
                                                         -----------    -----------    -----------    -----------
     Net investment activity ......................           26,587         29,551         18,555         19,880
                                                         -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold ...........          138,354        287,164        235,786        333,224
  Cost of mutual fund shares sold .................         (128,868)      (264,548)      (235,786)      (333,224)
                                                         -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........            9,486         22,616           --             --
  Change in unrealized gain (loss) on investments .          (62,442)        (1,204)          --             --
                                                         -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............          (52,956)        21,412           --             --
                                                         -----------    -----------    -----------    -----------
  Reinvested capital gains ........................            1,216          3,509           --             --
                                                         -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........          (25,153)        54,472         18,555         19,880
                                                         -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................           44,344         94,693         95,924        164,209
  Transfers between funds .........................          (65,573)       (15,082)        74,995          8,898
  Redemptions .....................................          (46,816)      (200,241)      (164,084)      (234,048)
  Annuity benefits ................................           (3,484)        (2,973)          --             --
  Annual contract maintenance charge (note 2) .....             (454)          (954)          (790)        (1,231)
  Contingent deferred sales charges (note 2) ......             (734)        (5,578)        (1,587)        (6,988)
  Adjustments to maintain reserves ................              (98)        (1,993)           (25)             4
                                                         -----------    -----------    -----------    -----------
       Net equity transactions ....................          (72,815)      (132,128)         4,433        (69,156)
                                                         -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............          (97,968)       (77,656)        22,988        (49,276)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          730,195        807,851        494,091        543,367
                                                         -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      $   632,227        730,195        517,079        494,091
                                                         ===========    ===========    ===========    ===========




                                   (Continued)

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                NSATTotRe                      NBAMTBal
                                                        ------------------------        ----------------------
                                                           1999           1998            1999        1998
                                                        ---------      ---------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    17,701         26,120         16,522         20,381
  Mortality, expense and administration
     charges (note 2) .............................       (36,029)       (33,357)       (12,173)       (11,837)
                                                        ---------      ---------        -------        -------
     Net investment activity ......................       (18,328)        (7,237)         4,349          8,544
                                                        ---------      ---------        -------        -------

  Proceeds from mutual fund shares sold ...........       300,306        745,631        323,145        344,507
  Cost of mutual fund shares sold .................      (153,940)      (437,842)      (325,662)      (311,712)
                                                        ---------      ---------        -------        -------
     Realized gain (loss) on investments ..........       146,366        307,789         (2,517)        32,795
  Change in unrealized gain (loss) on investments .       (78,976)        (5,725)       229,398        (83,530)
                                                        ---------      ---------        -------        -------
     Net gain (loss) on investments ...............        67,390        302,064        226,881        (50,735)
                                                        ---------      ---------        -------        -------
  Reinvested capital gains ........................       100,254        103,584         24,478        143,153
                                                        ---------      ---------        -------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       149,316        398,411        255,708        100,962
                                                        ---------      ---------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       191,766        315,111        140,794        236,444
  Transfers between funds .........................       (10,860)        17,210        (21,720)       (14,318)
  Redemptions .....................................      (282,571)      (749,645)      (287,148)      (303,011)
  Annuity benefits ................................          --             --           (4,296)        (3,274)
  Annual contract maintenance charge (note 2) .....        (3,096)        (4,351)        (1,311)        (1,655)
  Contingent deferred sales charges (note 2) ......        (4,435)       (27,086)        (2,738)       (10,029)
  Adjustments to maintain reserves ................            (2)           (37)          (173)        (2,470)
                                                        ---------      ---------        -------        -------
       Net equity transactions ....................      (109,198)      (448,798)      (176,592)       (98,313)
                                                        ---------      ---------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        40,118        (50,387)        79,116          2,649
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     2,658,532      2,708,919        979,374        976,725
                                                      -----------      ---------      ---------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 2,698,650      2,658,532      1,058,490        979,374
                                                      ===========      =========      =========        =======


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-5
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 1999 AND 1998

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of Nationwide Variable Account-5 were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for Purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
              American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)

            Dreyfus Stock Index Fund (DryStkIx)

            Portfolio of the Fidelity Variable Insurance Products Fund
              (Fidelity VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)

            Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
              Nationwide SAT - Government Bond Fund (NSATGvtBd)
              Nationwide SAT - Money Market Fund (NSATMyMkt)
              Nationwide SAT - Total Return Fund (NSATTotRe)

            Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
              Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

        At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-5

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f)  Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company:(a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


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

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                                Independent Auditors' Report
                                ---------------------------

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-5:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-5 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000


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

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                          Bulk Rate
                                                                                                      U.S. Postage

                                                                                                        PAID

                                                                                                     Columbus, Ohio
                                                                                                      Permit No. 521

Nationwide (r) is a registered federal service mark of Nationwide Mutual Insurance Company